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                                  May 7, 1997



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re:   Lincoln National Variable Annuity Account L of
            The Lincoln National Life Insurance Company
            (File No. 333-4999)
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Commissioners:

            On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account L (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 1997 that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

            Please contact the undersigned at (202) 383-0314 if you have any questions or comments regarding this letter.


                                  Sincerely,

                                  /s/ Kimberly J. Smith

                                  Kimberly J. Smith


cc:   Jeremy Sachs, Esq.
      Whiting G. Dimock, Esq.